Expense Example	Jun. 22, 2026 USD ($)
Defiance Nasdaq 100 Autocallable Income ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	218
Defiance Bitcoin Autocallable ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Defiance Gold Autocallable ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Defiance Silver Autocallable ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	$ 322